Right-of-use-assets - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Presentation of leases for lessee [abstract]
Increase in lease liabilities	€ 20,709
Lease Expense		€ 17,705	€ 17,215
Payment of lease liabilities	14,251
Interest paid on lease liabilities	€ 2,291